Award Timing Disclosure	12 Months Ended
Mar. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards

Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock, such as a significant positive or negative earnings announcement, and not time
the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about VF, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following an earnings announcement. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our Common Stock on the date of grant.
Our NEOs are not permitted to choose the grant date for their individual stock option grants. In fiscal 2025, VF did not award options to NEOs in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such report. Stock option grants to our employees, including our NEOs, and our directors are generally approved at a meeting of the Committee that is held during the first quarter of each fiscal year, and the stock option grants generally are not effective until the second business day following the filing of a periodic report on Form
10-K
or Form
10-Q
with the SEC reporting VF’s quarterly financials and results of operations.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock, such as a significant positive or negative earnings announcement, and not time
the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false